Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (3,662)	$ (2,392)	$ (6,814)	$ (4,777)
Unrealized gains (losses)	(4,854)	(5,434)	(22,173)	(9,666)
Unrealized gains (losses)			(3,660)	(4,727)
Total	(8,516)	(7,826)	(28,987)	(14,443)
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(3,662)	(2,392)	(6,573)	(4,777)
Unrealized gains (losses)	(4,854)	(5,333)	(22,375)	(9,525)
Total	(8,516)	(7,725)	(28,948)	(14,302)
Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	(241)	0
Unrealized gains (losses)	0	(101)	202	(101)
Total	0	(101)	(39)	(101)
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			0	0
Unrealized gains (losses)			0	(40)
Total			0	(40)
Cross currency swap agreements | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(1,430)	(1,087)	(3,247)	(2,521)
Unrealized gains (losses)	45,881	(139)	(3,659)	(2,059)
Total	44,451	(1,226)	(6,906)	(4,580)
Cross-currency swap agreements termination | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(33,844)		(33,844)
Unrealized gains (losses)	0		0
Total	(33,844)		(33,844)
Cross-currency swap agreements | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(35,274)	(1,087)	(37,091)	(2,521)
Unrealized gains (losses)	45,881	(139)	(3,659)	(2,059)
Total	$ 10,607	$ (1,226)	$ (40,750)	$ (4,580)